Information by segments (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Investment property	$ 6,107,506	$ 5,837,477	$ 15,517,949
Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Investment property	2,363,283	3,646,929	8,548,933
Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	3,568,355	2,121,295	6,856,761
Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	175,868	69,253	112,255
Exploration and Production [member]
Disclosure of operating segments [line items]
Investment property	4,649,792	3,383,533	9,386,862
Exploration and Production [member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Investment property	927,282	1,208,464	2,460,975
Exploration and Production [member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	3,568,355	2,121,295	6,856,761
Exploration and Production [member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	154,155	53,774	69,126
Refining and Petrochemicals [member]
Disclosure of operating segments [line items]
Investment property	611,690	1,110,124	3,608,773
Refining and Petrochemicals [member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Investment property	606,749	1,099,850	3,590,279
Refining and Petrochemicals [member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Refining and Petrochemicals [member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	4,941	10,274	18,494
Transportation and Logistics [member]
Disclosure of operating segments [line items]
Investment property	846,024	1,343,820	2,522,314
Transportation and Logistics [member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Investment property	829,252	1,338,615	2,497,679
Transportation and Logistics [member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Transportation and Logistics [member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	$ 16,772	$ 5,205	$ 24,635